Equity-Based Compensation - Summary of Activity for Stock Option (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Outstanding Options, Beginning Balance	6,100	4,100
Outstanding Options, Granted		2,700
Outstanding Options, Forfeited	(100,000)	(600)
Outstanding Options, Expired		(100)
Outstanding Options, Ending Balance	9,700,000	6,100
Outstanding Options, Vested and exercisable		1,000
Weighted Average Exercise Price, Outstanding, Beginning Balance	$ 12.09	$ 13.39
Weighted Average Exercise Price, Granted		10.17
Weighted Average Exercise Price, Forfeited		12.03
Weighted Average Exercise Price, Expired		13.39
Weighted Average Exercise Price, Outstanding, Ending Balance		12.09
Weighted Average Exercise Price, Vested and exercisable		$ 13.38
Weighted Average Remaining Contractual Term, Outstanding		9 years
Weighted Average Remaining Contractual Term, Vested and exercisable		9 years
Aggregate Intrinsic Value, Outstanding		$ 0
Aggregate Intrinsic Value, Vested and exercisable		$ 0